Net Loss per Share	6 Months Ended	12 Months Ended
	Sep. 30, 2023	Mar. 31, 2023
Earnings Per Share [Abstract]
Net Loss per Share
11.	Net Loss per Share
Basic and diluted net income (loss) attributable to Beneficient per common share for the three and six months ended September 30, 2023 and 2022, are as follows:

(Dollars in thousands)	Three Months Ended September 30,		Six Months Ended September 30,
	2023	2022	2023	2022
Net loss	$(381,764)	$(73,887)	$(1,537,734)	$(160,235)
Less: Net (income) loss attributable to noncontrolling interests	14,196	72,651	58,748	108,898
Less: Noncontrolling interest guaranteed payment	(4,167)	(3,926)	(8,272)	(7,794)

Net loss attributable to Beneficient common shareholders	$(371,735)	$(5,162)	$(1,487,258)	$(59,131)

Net loss attributable to Class A common shareholders	(344,580)	(4,666)	(1,378,616)	(53,453)
Net loss attributable to Class B common shareholders	(27,155)	(496)	(108,642)	(5,678)
Weighted average of common shares outstanding - basic and diluted
Class A	237,741,391	180,178,268	211,618,712	180,178,268
Class B	19,140,451	19,140,451	19,140,451	19,140,451
Net loss attributable to Beneficient per common share - Basic and Diluted
Class A	$(1.45)	$(0.03)	$(6.51)	$(0.30)
Class B	$(1.42)	$(0.03)	$(5.68)	$(0.30)
In computing diluted net loss per share, we considered potentially dilutive shares. Anti-dilutive shares not recognized in the diluted net loss per share calculation for the three and six months ended September 30, 2023 and 2022, were as follows:

	Shares		Shares
	Three Months Ended September 30,		Six Months Ended September 30,
	2023	2022	2023	2022
Preferred Series B-1	11,404,827	—	683,146	—
Class S Ordinary	5,358,597	5,871,512	5,434,863	5,871,512
Class S Preferred	48,403	115,219	48,403	115,219
Preferred Series A Subclass 0	90,445,956	19,796,120	32,916,204	19,795,875
Preferred Series A Subclass 1	291,066,987	63,706,518	110,618,486	63,826,455
Preferred Series C Subclass 1	2,393,520	16,068,912	12,153,325	16,068,912
Restricted Stock Units	10,219,365	8,541,679	9,882,852	8,533,622
Warrants	30,669,850	—	24,708,118	—

Total anti-dilutive shares	441,607,505	114,099,960	196,445,397	114,211,595

Conversion of BCH Preferred C-1 Unit Accounts
Pursuant to the UPA, on July 10, 2023, the BCH Preferred C-1 Unit Accounts automatically converted into 44,040,761 shares of Class A common stock at approximately $4.66 per share, which represents the volume-weighted average trading price of the Class A common stock for the 20 trading days following the closing of the Business Combination.

14. Net Loss per Unit
Basic and diluted net loss attributable to The Beneficient Company Group L.P. per common unit for the year ended March 31, 2023, the three months ended March 31, 2022, and the years ended December 31, 2021 and 2020, are as follows:

(Dollars in thousands)	Year Ended March 31,	Three Months Ended March 31,	Year Ended December 31,
	2023	2022	2021	2020
Net loss	$(252,100)	$(100,906)	$(105,133)	$(50,872)
Less: Net income (loss) attributable to noncontrolling interests	136,942	60,267	43,383	(7,168)
Less: Noncontrolling interest guaranteed payment	(15,822)	(3,788)	(1,264)	—

Net loss attributable to The Beneficient Company Group, L.P.	(130,980)	(44,427)	(63,014)	(58,040)

Less: Noncash deemed contribution on extinguishment of redeemable noncontrolling interest	—	—	14,200	—
Less: Noncash deemed dividend on extinguishment of preferred equity interests of noncontrolling interest holders	—	—	(46,202)	—

Net loss attributable to The Beneficient Company Group, L.P. common unitholders	$(130,980)	$(44,427)	$(95,016)	$(58,040)

Weighted average of common units outstanding—basic and diluted	67,486,168	67,486,168	51,534,365	45,807,648

Net loss attributable to The Beneficient Company Group, L.P. per common unit—Basic and Diluted	$(1.94)	$(0.66)	$(1.84)	$(1.27)

In computing diluted net loss per unit, we considered potentially dilutive units. Anti-dilutive units not recognized in the diluted net loss per unit calculation for the year ended March 31, 2023, the three months ended March 31, 2022, and the years ended December 31, 2021 and 2020, were as follows:

	Units
	Year Ended March 31,	Three Months Ended March 31,	Year Ended December 31,
	2023	2022	2021	2020
Class S Ordinary	5,835,822	5,834,296	5,811,251	5,720,627
Class S Preferred	93,678	88,606	72,126	15,288
Preferred Series A Subclass 0	19,795,997	19,706,509	1,664,303	—
Preferred Series A Subclass 1	78,972,518	79,711,972	121,956,222	127,088,320
Preferred Series C	16,068,912	16,068,912	16,340,086	4,845,358
Restricted Equity Units	6,832,280	6,250,572	6,191,271	5,569,576

Total anti-dilutive units	127,599,207	127,660,867	152,035,259	143,239,169

Additionally, anti-dilutive units of BCH Preferred B.2 are not included in the table above, as these securities convert upon an Initial Listing Event and are therefore considered contingently convertible and based upon a condition that has not yet occurred as of the end of the reporting period.